PRIVATE PLACEMENT (Details) - USD ($)		1 Months Ended	3 Months Ended	9 Months Ended
	Jun. 24, 2021	Dec. 31, 2020	Mar. 31, 2021	Sep. 30, 2021	Feb. 16, 2021
Subsidiary, Sale of Stock [Line Items]
Shares issued in transaction (in shares)	76,874,354
ION Acquisition Corp 2 LTD
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price, amount				$ 7,060,000
Number of common shares per unit issued (in shares)					1
Private Placement | ION Acquisition Corp 2 LTD
Subsidiary, Sale of Stock [Line Items]
Shares issued in transaction (in shares)		7,060,000	7,060,000,000	7,060,000
Stock price (in dollars per share)				$ 1.00
Number of common shares per unit issued (in shares)				1
Exercise price per share (in dollars per share)				$ 11.50